Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other Current Liabilities - Schedule of Other Current Liabilities

Other current liabilities consisted of the following:

	As at December 31,	As at December 31,
USD'000	2023	2022
Other tax payable	319	108
Customer contract liability, current	353	105
Other current liabilities	160	196
Total other current liabilities	832	409